Note 6 - Income Taxes (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				34.00%
Income Tax Expense (Benefit), Total	$ 0	$ 0		$ 0
Valuation Allowance Percentage	100.00%			100.00%
State and Local Income Tax Expense (Benefit), Continuing Operations, Total				$ 0
Federal Income Tax Expense (Benefit), Continuing Operations, Total				0
Domestic Tax Authority [Member]
Operating Loss Carryforwards, Total				34,500,000	$ 30,900,000
Operating Loss Carryforwards, Valuation Allowance, Total				7,400,000	10,700,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Total				12,200,000	13,000,000
Operating Loss Carryforwards, Valuation Allowance, Total				$ 200,000	$ 200,000
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%